Major Customers	12 Months Ended
Dec. 31, 2022
Major Customers [Abstract]
MAJOR CUSTOMERS
28.	MAJOR CUSTOMERS

Revenues from the three largest customers of the Company for the year ended December 31, 2022, represent approximately $2,764,000 or 42% of the Company’s total revenues (December 31, 2021, represent approximately $5,129,000 or 54% of the Company’s total revenues, December 31, 2020, four customers representing $2,445,000 or 41% of total revenues), of which two of these customers in 2020 required extended payment terms, 50% bad debt provisions were taken on these accounts as part of the Company’s accounting policy for aged receivable provisions.